Revenue (Details) - Schedule of Disaggregation of Revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Aug. 31, 2023 CNY (¥)	Aug. 31, 2022 CNY (¥)
Schedule of Disaggregation of Revenue [Line Items]
Less: sales tax	¥ (2,663)		¥ (4,486)	¥ (2,855)
Revenue	1,755,206	$ 247,561	1,772,127	1,439,291
Tuition income from education programs [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	515,426		453,550	380,067
Tuition income from complementary training courses [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	133,662		145,976	139,459
Meal income from education service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	356,411		352,353	358,643
Boarding income from education service [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	253,973		290,812	145,077
Commission income [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	274,314		200,169	148,154
Consulting service income [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	61,318		76,219	54,996
Operation service income [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	28,317		41,824	59,702
Camp service income [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	9,868		39,311	12,020
Other revenues [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue, gross	¥ 124,580		¥ 176,399	¥ 144,028